TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Current income tax expenses	46,781	13,858	137,939
Deferred income tax expense/(benefit)	15,507	(1,572)	(13,146)
Income tax expenses	62,288	12,286	124,793

Schedule of reconciliation between the income tax (benefit)/expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Income before income tax	200,800	178,493	1,450,623

Tax expenses at Hong Kong profit tax rate of 16.5%	33,132	29,451	239,353
Changes of valuation allowance	9,735	30,172	14,348
Tax effect of permanence differences	6,825	5,486	9,029
Effect of income tax in jurisdictions other than Hong Kong	12,670	(4,143)	(4,386)
Super deduction of research and development expenses	—	(19,277)	(29,081)
Final settlement differences	—	(18,038)	—
Income not subject to tax (1)	—	(11,365)	(104,470)
Others	(74)	—	—
Income tax expenses	62,288	12,286	124,793
(1)	This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients' orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	42,736	64,092
Accrued expenses and others	12,261	22,348
Less: valuation allowance	(53,421)	(67,769)
Total deferred tax assets	1,576	18,671
Set-off of deferred tax liabilities pursuant to set-off provisions	—	(1,497)
Net deferred tax assets	1,576	17,174

Total deferred tax liabilities	—	3,101
Set-off of deferred tax assets pursuant to set-off provisions	—	(1,497)
Net deferred tax liabilities	—	1,604

Schedule of movement of valuation allowance

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Balance at beginning of the year	13,514	23,249	53,421
Additions	9,735	30,188	30,935
Reversals	—	(16)	(16,587)
Balance at end of the year	23,249	53,421	67,769